Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 23,736	$ 137
Short-term deposit	6,000	0
Marketable securities	2,250	0
Other accounts receivable	165	16
Total current assets	32,151	153
Property and equipment, net	774	13
Total assets	32,925	166
Current liabilities
Trade payables	875	1,355
Other accounts payable	243	334
Total current liabilities	1,118	1,689
Related parties	400	428
Total long-term liabilities	400	428
Stockholders’ equity (deficiency)
Ordinary shares, par value NIS 0.01 per share, $1 per share - 2013; Authorized 50,000 shares; Issued and outstanding: 11,100,453 shares as of December 31, 2014, 9,739 shares - 2013	32	10
Additional paid-in capital	68,116	25,681
Accumulated other comprehensive income	4	0
Accumulated deficit	(36,745)	(27,642)
Total stockholders’ equity (deficiency)	31,407	(1,951)
Total liabilities and stockholders’ equity (deficiency)	$ 32,925	$ 166